Nature of Operations and Summary of Significant Accounting Policies (Details 5) (USD $)		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2013 Traffic safety services and equipment	Feb. 28, 2013 Construction materials	May 31, 2013 Technology	Feb. 28, 2013 Technology	May 31, 2013 Customer relationships	Feb. 28, 2013 Customer relationships	May 31, 2013 Trademarks Beginning in fiscal year 2014 Minimum	Feb. 28, 2013 Trademarks Beginning in fiscal year 2014 Minimum	May 31, 2013 Trademarks Beginning in fiscal year 2014 Maximum	Feb. 28, 2013 Trademarks Beginning in fiscal year 2014 Maximum
Other Intangible Assets
Amortization period (in years)				15 years	15 years	20 years	20 years	30 years	30 years	50 years	50 years
Nonamortizable intangible assets
Intangible asset impairment on trademarks		$ 2,000,000	$ 2,700,000
Trademarks	$ 16,304,000	$ 3,400,000	$ 8,200,000